Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Company’s Financial Instruments

The carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amount		Fair value
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	US$	US$	US$	US$

Assets
Financial assets, at fair value through other comprehensive income	17,513,555	17,513,555	17,513,555	17,513,555

Liabilities
Convertible notes liabilities	5,476,426	2,930,281	5,476,426	2,930,281
Warrant liabilities	4,218,190	2,625,440	4,218,190	2,625,440

Schedule of Fair Value Measurement Hierarchy

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
June 30, 2026
Financial assets, at fair value through other comprehensive income	-	-	17,513,555	17,513,555
Financial liabilities, at fair value through profit or loss	-	9,694,616	-	9,694,616

December 31, 2025
Financial assets, at fair value through other comprehensive income	-	-	17,513,555	17,513,555
Financial liabilities, at fair value through profit or loss	-	5,555,721	-	5,555,721

Schedule of Movements in Fair Value Measurements

The movements in fair value measurements within Level 1 during the years are as follow:

	June 30, 2026	December 31, 2025
	US$	US$
Financial assets, at fair value through other comprehensive income
At January 1	-	903,000
Additions	-	3,904,416
Disposals	-	(5,116,938)
Disposal of controlling subsidiaries	-	(99,478)
Fair value changes recognized in other comprehensive income/(loss)	-	409,000
	-	-

The movements in fair value measurements within Level 3 during the years are as follow:

	June 30, 2026	December 31, 2025
	US$	US$
Financial assets, at fair value through other comprehensive income
At January 1	17,513,555	27,644,482
Addition	-	41,749,956
Disposal	-	-
Transfer to level 1	-	(1,688,000)
Disposal of controlling subsidiaries	-	(17,716,438)
Fair value changes recognized in other comprehensive income	-	(32,476,445)
	17,513,555	17,513,555

There were no transfers between Level 2 and Level 3 during the financial year ended December 31, 2025 and the financial period ended June 30, 2026.

	June 30, 2026	December 31, 2025
	US$	US$
Financial liabilities, at fair value through profit and loss
At January 1	5,555,721	33,305
Addition	4,138,895	5,555,721
Disposal	-	(33,305)
	9,694,616	5,555,721